Fidelity® Money Market
Central Fund

Annual Report

September 30, 2001

CFM-ANN-1101 149413
1.743123.101

Investments September 30, 2001

Showing Percentage of Net Assets

Certificates of Deposit - 40.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - 25.9%
Abbey National Treasury Services PLC
11/20/01	3.61%	$ 5,000,000	$ 5,000,000
2/20/02	3.50	15,000,000	15,000,000
5/3/02	3.60	10,000,000	10,000,000
ABN-AMRO Bank NV
10/10/01	3.51	5,000,000	5,000,000
Bank of Nova Scotia
10/18/01	3.42	10,000,000	10,000,000
Barclays Bank PLC
11/16/01	3.92	10,000,000	10,001,498
12/27/01	3.60	20,000,000	20,000,915
Bayerische Hypo-und Vereinsbank AG
10/10/01	3.50	5,000,000	5,000,000
11/19/01	3.65	5,000,000	5,000,000
11/19/01	3.70	15,000,000	15,000,000
12/27/01	2.50	6,000,000	6,000,276
Credit Suisse First Boston Bank
10/25/01	2.59	10,000,000	10,000,000
Deutsche Bank AG
12/27/01	2.51	5,000,000	5,000,000
Dresdner Bank AG
3/4/02	3.40	10,000,000	10,000,000
Halifax PLC
11/19/01	3.15	5,000,000	5,000,000
11/29/01	3.43	10,000,000	10,000,000
12/3/01	2.50	5,000,000	5,000,000
2/25/02	3.40	5,000,000	5,000,000
ING Bank NV
10/4/01	3.55	5,000,000	5,000,076
2/19/02	3.47	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg
12/6/01	3.39	5,000,000	4,999,895
Norddeutsche Landesbank Girozentrale
12/24/01	3.60	20,000,000	20,001,734
Svenska Handelsbanken AB
12/3/01	2.51	10,000,000	10,000,087
UBS AG
5/3/02	3.60	10,000,000	10,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Westdeutsche Landesbank Girozentrale
10/17/01	3.40%	$ 5,000,000	$ 5,000,000
			221,004,481
New York Branch, Yankee Dollar, Foreign Banks - 14.6%
Bayerische Hypo-und Vereinsbank AG
12/11/01	3.79	10,000,000	10,044,309
Bayerische Landesbank Girozentrale
10/19/01	3.00	5,000,000	5,000,000
BNP Paribas SA
11/19/01	3.65	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
12/3/01	2.50	5,000,000	5,000,000
Commerzbank AG
10/17/01	3.70	10,000,000	10,000,000
12/19/01	2.93	5,000,000	5,000,000
Credit Agricole Indosuez
11/5/01	3.00	5,000,000	5,000,000
3/28/02	3.61	9,000,000	9,040,814
5/6/02	3.61	10,000,000	10,000,000
Deutsche Bank AG
10/16/01	3.50	5,000,000	5,000,000
11/1/01	2.56 (a)	15,000,000	14,992,500
Merita Bank PLC
10/10/01	3.52	5,000,000	5,000,000
10/11/01	3.50	5,000,000	5,000,000
National Westminster Bank PLC
11/1/01	4.22	5,000,000	4,999,916
7/5/02	4.10	10,000,000	9,999,264
Toronto-Dominion Bank
3/4/02	3.30	10,000,000	10,002,028
Westdeutsche Landesbank Girozentrale
11/26/01	3.94	5,000,000	5,000,000
			124,078,831
TOTAL CERTIFICATES OF DEPOSIT			345,083,312
Commercial Paper - 42.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Amsterdam Funding Corp.
10/15/01	3.42%	$ 5,000,000	$ 4,993,369
AT&T Corp.
10/15/01	4.10	5,000,000	4,992,106
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/4/01	3.55	15,000,000	14,995,575
10/17/01	3.06	25,000,000	24,966,111
CXC, Inc.
11/5/01	3.49	10,000,000	9,966,264
Danske Corp.
11/14/01	3.95	5,000,000	4,976,319
2/6/02	3.50	10,000,000	9,877,511
Edison Asset Securitization LLC
10/12/01	3.34	5,998,000	5,991,585
10/19/01	3.06	30,000,000	29,954,250
10/25/01	3.41	5,000,000	4,988,667
Enterprise Funding Corp.
11/1/01	2.81	7,700,000	7,681,434
Falcon Asset Securitization Corp.
10/18/01	3.01	22,000,000	21,968,833
11/9/01	2.71	15,000,000	14,956,125
Fleet Funding Corp.
10/17/01	3.04	33,613,000	33,567,735
10/23/01	3.42	5,000,000	4,989,581
Ford Motor Credit Co.
10/9/01	3.63	5,000,000	4,995,989
11/13/01	3.17	5,000,000	4,981,188
General Electric Capital Corp.
3/5/02	3.41	5,000,000	4,927,882
General Electric Capital Services, Inc.
3/12/02	3.45	5,000,000	4,923,725
General Motors Acceptance Corp.
10/9/01	3.61	5,000,000	4,996,011
10/12/01	3.31	5,000,000	4,994,546
11/19/01	3.17	5,000,000	4,978,563
Goldman Sachs Group, Inc.
11/13/01	3.20	5,000,000	4,981,008
Jupiter Securitization Corp.
10/23/01	3.51	5,000,000	4,989,306
Kellogg Co.
10/22/01	3.78	4,491,000	4,481,176
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Kitty Hawk Funding Corp.
12/3/01	3.84%	$ 5,000,000	$ 4,967,013
New Center Asset Trust
10/31/01	2.69	5,000,000	4,988,833
Park Avenue Receivables Corp.
10/16/01	3.06	30,251,000	30,212,556
PHH Corp.
10/25/01	3.93	7,000,000	6,981,847
Sheffield Receivables Corp.
10/29/01	2.79	5,000,000	4,989,189
Tyco International Group SA
10/11/01	3.62	5,627,000	5,621,373
10/12/01	3.68	35,000,000	34,959,789
Windmill Funding Corp.
10/9/01	3.51	10,000,000	9,992,222
10/30/01	3.52	10,000,000	9,971,806
TOTAL COMMERCIAL PAPER			360,799,487
Federal Agencies - 5.8%

Fannie Mae - 4.1%
Agency Coupons - 1.6%
10/1/01	3.10 (a)	5,000,000	4,997,056
10/10/01	3.63 (a)	8,950,000	8,941,945
			13,939,001
Discount Notes - 2.5%
10/25/01	3.56	5,000,000	4,988,233
11/15/01	3.43	10,000,000	9,957,500
11/21/01	3.83	6,000,000	5,968,040
			20,913,773
			34,852,774
Freddie Mac - 1.7%
Discount Notes - 1.7%
10/19/01	3.28	15,000,000	14,975,475
TOTAL FEDERAL AGENCIES			49,828,249
Bank Notes - 1.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Lasalle Bank NA
11/5/01	3.45%	$ 10,000,000	$ 10,000,000
US Bank NA, Minneapolis
12/3/01	3.41	5,000,000	5,000,000
TOTAL BANK NOTES			15,000,000
Master Notes - 1.8%

General Motors Acceptance Corp. Mortgage Credit
11/1/01	2.79	5,000,000	4,988,022
Goldman Sachs Group, Inc.
10/9/01	3.80 (b)	5,000,000	5,000,000
12/18/01	2.98 (b)	5,000,000	5,000,000
TOTAL MASTER NOTES			14,988,022
Medium-Term Notes - 7.7%

American Express Credit Corp.
11/1/01	3.73 (a)	10,850,000	10,852,860
Associates Corp. of North America
10/1/01	3.71 (a)	35,000,000	34,999,997
AT&T Corp.
11/6/01	4.53 (a)	5,000,000	5,000,000
General Electric Capital Corp.
10/19/01	3.01 (a)	5,000,000	5,000,000
General Motors Acceptance Corp. Mortgage Credit
10/15/01	3.72 (a)	5,000,000	4,992,771
Northern Rock PLC
10/12/01	3.50 (a)	5,000,000	5,000,039
TOTAL MEDIUM-TERM NOTES			65,845,667
Short-Term Notes - 1.2%

New York Life Insurance Co.
10/1/01	3.91 (a)(b)	5,000,000	5,000,000
SMM Trust 2000 M
12/13/01	3.36 (a)(b)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Repurchase Agreements - 4.8%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 9/28/01 due 10/1/01 At 3.4%	$ 62,018	$ 62,000
With:
Deutsche Bank Securities, Inc. At 3.52%, dated 9/28/01 due 10/1/01 (Corporate Obligations) (principal amount $14,695,593) 0% - 8.25%, 6/15/30-1/18/31	15,004,400	15,000,000
J.P. Morgan Securities At 3.5%, dated 9/28/01 due 10/1/01 (Corporate Obligations) (principal amount $25,887,000) 0% - 5.75%, 6/15/03-8/1/28	26,007,583	26,000,000
TOTAL REPURCHASE AGREEMENTS		41,062,000
TOTAL INVESTMENT PORTFOLIO - 105.9%	902,606,737
NET OTHER ASSETS - (5.9)%	(50,171,620)
NET ASSETS - 100%	$ 852,435,117
Total Cost for Income Tax Purposes $ 902,606,737
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 2.98%, 12/18/01	9/18/01	$ 5,000,000
3.80%, 10/9/01	7/10/01	$ 5,000,000
New York Life Insurance Co. 3.91%, 10/1/01	12/20/00	$ 5,000,000
SMM Trust 2000 M 3.36%, 12/13/01	12/11/00	$ 5,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,000,000 or 2.3% of net assets.

Income Tax Information
A total of 0.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001
Assets
Investment in securities, at value (including repurchase agreements of $41,062,000) - See accompanying schedule		$ 902,606,737
Cash		290
Interest receivable		3,156,589
Prepaid expenses		8,051
Total assets		905,771,667
Liabilities
Payable for investments purchased	$ 50,971,818
Distributions payable	2,338,947
Other payables and accrued expenses	25,785
Total liabilities		53,336,550
Net Assets		$ 852,435,117
Net Assets consist of:
Paid in capital		$ 852,409,263
Accumulated net realized gain (loss) on investments		25,854
Net Assets, for 852,409,263 shares outstanding		$ 852,435,117
Net Asset Value, offering price and redemption price per share ($852,435,117 ÷ 852,409,263 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2001
Investment Income Interest		$ 46,083,081
Expenses
Non-interested trustees' compensation	$ 2,352
Custodian fees and expenses	32,854
Audit	16,704
Legal	3,530
Insurance	24,152
Miscellaneous	1,196
Total expenses before reductions	80,788
Expense reductions	(552)	80,236
Net investment income		46,002,845
Net Realized Gain (Loss) on Investments		25,857
Net increase in net assets resulting from operations		$ 46,028,702

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2001	July 24, 2000 (commencement of operations) to September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 46,002,845	$ 10,908,095
Net realized gain (loss)	25,857	(3)
Net increase (decrease) in net assets resulting from operations	46,028,702	10,908,092
Distributions to shareholders from net investment income	(46,002,845)	(10,908,095)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	60,203,355	885,077,601
Reinvestment of distributions from net investment income	1,428,307	-
Cost of shares redeemed	(85,300,000)	(9,000,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(23,668,338)	876,077,601
Total increase (decrease) in net assets	(23,642,481)	876,077,598
Net Assets
Beginning of period	876,077,598	-
End of period	$ 852,435,117	$ 876,077,598

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.054	.013
Less Distributions
From net investment income	(.054)	(.013)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C	5.51%	1.25%
Ratios to Average Net Assets
Expenses before expense reductions	.0095%	.0133% A
Expenses net of voluntary waivers, if any	.0095%	.0133% A
Expenses net of all reductions	.0094% E	.0133% A
Net investment income	5.40%	6.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 852,435	$ 876,078

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 24, 2000 (commencement of operations) to September 30, 2000.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2001

1. Significant Accounting Policies.

Fidelity Money Market Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM), are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

Annual Report

Notes to Financial Statements - continued

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $552.

5. Other Information.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund, (the Fund), a fund of Fidelity Garrison Street Trust, including the portfolio of investments, as of September 30, 2001, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year ended September 30, 2001 and for the period July 24, 2000 (commencement of operations) to September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Central Fund as of September 30, 2001, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year ended September 30, 2001 and for the period July 24, 2000 (commencement of operations) to September 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 26, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 18, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	836,421,407.70	100.000
Against	.00	.000
Abstain	.00	.000
TOTAL	836,421,407.70	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	836,421,407.70	100.000
Against	.00	.000
Abstain	.00	.000
TOTAL	836,421,407.70	100.000
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
Ralph F. Cox
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
Robert M. Gates
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
Abigail P. Johnson
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
Edward C. Johnson 3d
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
Donald J. Kirk
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
Marie L. Knowles
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
Ned C. Lautenbach
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
Peter S. Lynch
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
William O. McCoy
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
Robert C. Pozen
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
William S. Stavropoulos
Affirmative	836,421,407.70	100.000
Withheld	.00	.000
TOTAL	836,421,407.70	100.000
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	836,421,407.70	100.000
Against	.00	.000
Abstain	.00	.000
TOTAL	836,421,407.70	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Fidelity® Ultra-Short
Central Fund

Annual Report

September 30, 2001

USC-ANN-1101 149411
1.765375.100

Investments September 30, 2001

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.7%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Clear Channel Communications, Inc. 3.7% 6/15/02 (d)	Baa3	$ 3,025,000	$ 3,031,679
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Philip Morris Companies, Inc. 7.625% 5/15/02	A2	1,000,000	1,023,530
ENERGY - 0.7%
Oil & Gas - 0.7%
Norcen Energy Resources Ltd. yankee 6.8% 7/2/02	Baa1	2,750,000	2,805,633
The Coastal Corp.:
4.2788% 7/21/03 (d)	Baa2	1,500,000	1,474,920
8.125% 9/15/02	Baa2	1,110,000	1,151,925
			5,432,478
FINANCIALS - 11.2%
Banks - 1.6%
Bank One Corp. 4.32% 2/20/04 (d)	Aa3	1,000,000	993,150
Capital One Bank 6.76% 7/23/02	Baa2	4,500,000	4,560,255
KeyCorp. 3.9488% 7/24/03 (d)	A2	5,000,000	4,995,955
Washington Mutual Bank 3.9088% 5/14/04 (d)	A2	2,000,000	1,998,180
			12,547,540
Diversified Financials - 8.7%
American Gen. Finance Corp. 3.995% 8/13/04 (d)	A2	5,000,000	5,005,465
Citigroup, Inc. 3.8488% 7/17/03 (d)	Aa2	1,000,000	998,380
Countrywide Home Loans, Inc. 3.9288% 5/22/03 (d)	A3	5,000,000	5,012,500
Credit Suisse First Boston USA, Inc. 3.7625% 9/7/04 (d)	A1	4,000,000	3,989,220
Daimler-Chrysler NA Holding Corp. 4.1788% 8/2/04 (d)	A3	8,000,000	7,748,880
Ford Motor Credit Co. 4.4488% 4/17/03 (d)	A2	6,000,000	5,965,200
General Motors Acceptance Corp.:
3.73% 10/22/01 (d)	A2	5,100,000	5,102,040
3.9863% 8/4/03 (d)	A2	7,000,000	6,865,810
4.105% 7/30/04 (d)	A2	3,000,000	2,897,850
4.48% 1/20/04 (d)	A2	2,000,000	1,975,666
Household Finance Corp.:
2.9025% 9/24/04 (d)	A2	6,000,000	5,965,500
4.0063% 8/7/03 (d)	A2	1,879,000	1,885,107
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Merrill Lynch & Co., Inc.:
2.7525% 6/24/03 (d)	Aa3	$ 785,000	$ 784,639
4.5938% 8/1/03 (d)	Aaa	1,000,000	991,330
Morgan Stanley Dean Witter Discover & Co. 3.96% 4/22/04 (d)	Aa3	5,000,000	4,968,000
Salomon Smith Barny Holding 3.98% 5/4/04 (d)	Aa3	1,000,000	995,210
Sprint Capital Corp.:
2.9525% 6/24/02 (d)	Baa1	5,550,000	5,520,069
7.625% 6/10/02	Baa1	3,025,000	3,108,248
			69,779,114
Real Estate - 0.9%
EOP Operating LP 6.375% 1/15/02	Baa1	7,320,000	7,377,682
TOTAL FINANCIALS			89,704,336
INDUSTRIALS - 2.4%
Machinery - 0.8%
Tyco International Group SA yankee 4.155% 7/30/03 (d)	Baa1	6,000,000	6,006,000
Road & Rail - 1.6%
Hertz Corp. 4.125% 8/13/04 (d)	A3	6,000,000	5,929,140
Norfolk Southern Corp.:
4.39% 7/7/03 (d)	Baa1	3,950,000	3,935,053
6.95% 5/1/02	Baa1	2,000,000	2,037,160
Union Pacific Corp. 4.34% 7/1/02 (d)	Baa3	1,000,000	1,001,354
			12,902,707
TOTAL INDUSTRIALS			18,908,707
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.4%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	3,000,000	3,089,160
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T Corp.:
4.525% 8/6/02 (d)	A2	3,000,000	3,002,310
6.5% 9/15/02	A2	5,000,000	5,141,550
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC 4.445% 12/15/03 (d)	Baa1	$ 10,000,000	$ 10,106,700
France Telecom SA 5.1488% 3/14/03 (b)(d)	Baa1	5,000,000	5,025,285
			23,275,845
UTILITIES - 1.6%
Gas Utilities - 0.5%
Dynegy Holdings, Inc. 6.875% 7/15/02	Baa2	3,500,000	3,578,470
Multi-Utilities - 1.1%
Williams Companies, Inc. 4.5713% 7/31/02 (b)(d)	Baa2	9,000,000	8,993,844
TOTAL UTILITIES			12,572,314
TOTAL NONCONVERTIBLE BONDS (Cost $157,817,492)			157,038,049
U.S. Government Agency Obligations - 8.4%

Fannie Mae:
0% 10/15/01	Aaa	40,000,000	39,959,240
4.75% 5/22/03	Aaa	11,500,000	11,647,315
7.1% 10/18/04	Aaa	15,000,000	15,086,700
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $66,524,117)			66,693,255
U.S. Government Agency - Mortgage Securities - 6.4%

Government National Mortgage Association - 6.4%
6.5% 8/15/31 to 9/15/31 (c) (Cost $51,028,270)	Aaa	49,999,198	51,139,678
Asset-Backed Securities - 19.8%

Americredit Automobile Receivables Trust:
5.88% 12/5/05	Aaa	3,000,000	3,067,233
5.96% 3/12/06	Aaa	6,600,000	6,778,407
6.06% 12/12/02	Aaa	711,236	716,610
6.12% 1/12/05	Aaa	1,500,000	1,527,755
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Americredit Automobile Receivables Trust: - continued
6.84% 10/15/03	Aaa	$ 135,315	$ 136,499
6.97% 1/12/04	Aaa	573,378	579,111
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	2,000,000	2,065,625
Arcadia Automobile Receivables Trust 5.94% 8/15/03	Aaa	1,102,027	1,109,779
Capital Auto Receivables Asset Trust 5.34% 9/15/03	Aaa	1,000,000	1,008,293
Capital One Master Trust:
3.8625% 8/15/06 (d)	A2	7,500,000	7,497,656
4.01% 4/16/07 (d)	A2	5,500,000	5,489,688
Citibank Credit Card Master Trust I 6.7% 2/15/04	A1	2,195,000	2,228,274
DaimlerChrysler Auto Trust 6.21% 12/8/03	Aaa	5,783,141	5,905,129
Discover Card Master Trust I 5.65% 11/16/04	Aaa	1,000,000	1,018,341
First Security Auto Owner Trust 5.74% 6/15/04	Aaa	4,621,298	4,708,912
First USA Credit Card Master Trust 4.0563% 7/10/06 (d)	A1	2,750,000	2,751,366
Ford Credit Auto Owner Trust:
6.06% 2/15/03	Aaa	1,325,000	1,334,987
6.3% 4/15/03	Aaa	7,000,000	7,052,633
7.03% 11/15/03	Aaa	500,000	511,407
Honda Auto Receivables Owner Trust 5.35% 10/15/04	Aaa	1,000,000	1,014,511
Household Private Label Credit Card Master Trust I 4.16% 6/16/08 (d)	A1	5,000,000	5,000,535
Key Auto Finance Trust 5.83% 1/15/07	Aaa	10,750,977	11,006,313
Massachusetts RRB Special Purpose Trust 6.45% 9/15/05	Aaa	3,079,028	3,189,565
MBNA Credit Card Master Note Trust 2.7438% 2/15/07 (d)	Aaa	13,000,000	13,002,032
MBNA Master Credit Card Trust II:
3.8475% 2/15/06 (d)	A2	10,000,000	10,018,500
4% 10/15/05 (d)	Aaa	200,000	200,367
6.6% 11/15/04	Aaa	4,000,000	4,110,235
Navistar Financial Owner Trust:
5.94% 11/15/04	Aaa	195,143	197,163
5.95% 4/15/03	Aaa	1,238,833	1,250,577
Newcourt Equipment Trust Securities 5.45% 10/15/03	Aaa	5,000,000	5,088,314
Onyx Acceptance Owner Trust:
5.85% 7/15/03	Aaa	234,443	237,549
7.16% 9/15/04	Aaa	370,000	383,826
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Orix Credit Alliance Receivables Trust 7.05% 7/15/04	Aaa	$ 1,500,000	$ 1,550,625
Peco Energy Transition Trust:
5.63% 3/1/05	Aaa	384,473	394,080
7.3% 9/1/04	Aaa	750,000	771,892
PP&L Transition Bonds LLC 6.41% 12/26/03	Aaa	1,576,206	1,590,465
Premier Auto Trust 5.59% 2/9/04	Aaa	5,020,000	5,138,603
Prime Credit Card Master Trust 6.75% 11/15/05	Aaa	11,480,000	11,869,910
Sears Credit Account Master Trust II:
4.12% 6/16/08 (d)	A1	4,000,000	3,972,500
6.2% 7/16/07	Aaa	916,667	944,666
6.35% 2/16/07	Aaa	3,630,000	3,742,758
Target Credit Card Master Trust 3.69% 7/25/08 (d)	Aaa	5,000,000	5,000,000
Toyota Auto Owners Trust 7.18% 8/15/04	Aaa	1,525,000	1,578,728
Toyota Auto Receivables Owner Trust 6.3% 8/16/04	A2	1,680,564	1,707,010
USAA Auto Owner Trust 4.24% 1/15/04	Aaa	2,000,000	2,016,200
WFS Financial Owner Trust:
5.7% 11/20/03	Aaa	4,195,000	4,257,925
7.75% 11/20/04	Aaa	3,600,000	3,726,839
TOTAL ASSET-BACKED SECURITIES (Cost $157,863,903)			158,449,393
Collateralized Mortgage Obligations - 25.2%

Private Sponsor - 0.0%
Residential Funding Mortgage Securities I, Inc. Series 2001-S2 Class A3, 7% 1/25/31	AAA	124,336	127,871
U.S. Government Agency - 25.2%
Fannie Mae:
floater:
Series 1992-161 Class F, 4.25% 11/25/21 (d)	Aaa	9,418,523	9,371,431
Series 1994-37 Class FG, 4.4% 8/25/23 (d)	Aaa	12,991,711	12,796,835
Series 1996-26 Class F, 4.3125% 6/25/11 (d)	Aaa	2,440,817	2,448,432
Series 2000-40 Class FA, 3.1613% 7/25/30 (d)	Aaa	10,000,000	10,044,400
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2001-34 Class FR, 3.8963% 8/18/31 (d)	Aaa	$ 15,620,016	$ 15,600,491
Series 2001-44 Class FB, 2.9613% 9/25/31 (d)	Aaa	15,040,079	15,012,557
Series 2001-46 Class F, 3.8963% 9/18/31 (d)	Aaa	14,438,476	14,436,220
REMIC planned amortization class:
Series 1992-126 Class PL, 8% 9/25/21	Aaa	1,932,459	1,984,384
Series 1992-22 Class HB, 7% 6/25/06	Aaa	1,916,983	1,952,313
Series 1993-174 Class KB, 6% 5/25/08	Aaa	1,162,083	1,182,047
Series 1997-68 Class PA, 6.5% 7/18/21	Aaa	1,274,909	1,307,177
Series 2000-26 Class PA, 7.5% 8/25/30	Aaa	5,898,618	5,918,850
Series 1999-58 Class AC, 7% 2/18/27	Aaa	1,639,076	1,664,171
Series 2000-52 Class AL, 7.5% 6/25/27	Aaa	4,224,699	4,256,384
Freddie Mac:
floater:
Series 1459 Class FA, 4.41% 8/15/20 (d)	Aaa	1,938,210	1,930,942
Series 2338 Class FJ, 3.6875% 7/15/31 (d)	Aaa	26,699,622	26,691,279
REMIC planned amortization class:
Series 1343 Class K, 7.5% 4/15/21	Aaa	1,519,194	1,533,900
Series 1948 Class PK, 7.15% 11/15/25	Aaa	9,669,157	10,068,010
Series 2253 Class PE, 7.5% 9/15/24	Aaa	11,000,000	11,370,139
sequential pay:
Series 2201 Class A, 7% 9/15/27	Aaa	4,489,845	4,616,099
Series 2248 Class A, 7.5% 5/15/28	Aaa	6,620,228	6,798,113
Series 2258 Class AE, 7% 10/15/26	Aaa	10,020,085	10,182,912
Government National Mortgage Association:
sequential pay:
Series 1997-2 Class C, 7.5% 1/20/24	Aaa	5,269,085	5,325,069
Series 2000-25 Class C, 7.5% 8/20/27	Aaa	1,513,754	1,539,760
Series 2000-34 Class D, 7% 7/20/23	Aaa	2,249,378	2,293,646
Series 2000-37 Class A, 7.15% 6/20/30	Aaa	107,988	111,362
Series 1996-10 Class G, 7% 12/16/08	Aaa	1,334,913	1,344,498
Series 1999-25 Class YA, 7.05% 2/16/26	Aaa	4,365,253	4,434,791
Series 2001-46 Class FB, 3.86% 9/16/31 (d)	Aaa	15,000,000	15,000,000
TOTAL U.S. GOVERNMENT AGENCY			201,216,212
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $201,026,789)			201,344,083
Commercial Mortgage Securities - 2.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
COMM floater:
Series 2000-FL2A Class JLP, 4.6074% 11/15/02 (b)(d)	Baa3	$ 1,880,000	$ 1,834,175
Series 2000-FL3A:
Class C, 4.2475% 11/15/12 (b)(d)	Aaa	1,000,000	996,875
Class KQA, 5.23% 11/15/12 (b)(d)	Baa1	1,557,000	1,550,675
DLJ Commercial Mortgage Corp. floater Series 1998-ST1A Class B3, 5.875% 1/8/11 (b)(d)	A3	541,528	540,174
Equitable Life Assurance Society of the United States floater Series 174 Class A2, 4% 5/15/03 (b)(d)	-	500,000	497,500
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 4.8613% 2/1/11 (b)(d)	Baa3	500,000	477,656
GS Mortgage Trust II Series 2001-FL4 Class D, 4.3975% 12/15/05 (d)	A2	5,469,820	5,469,820
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2001-LLFA Class E, 4.46% 7/14/04 (b)(d)	A1	2,000,000	2,000,000
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA:
Class ESA, 4.9375% 2/15/13 (b)(d)	Baa1	2,619,000	2,614,089
Class FSA, 5.0875% 2/15/13 (b)(d)	Baa2	3,303,000	3,296,807
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,298,669)			19,277,771
Commercial Paper - 7.7%

AT&T Corp. 3.9% 2/1/02	3,000,000	2,975,810
ConAgra Foods, Inc. 3.55% 10/15/01	7,000,000	6,992,241
Dominion Resources, Inc. 3.59% 10/15/01	5,000,000	4,994,458
Enterprise Funding Corp. 3.65% 10/15/01	2,500,000	2,497,501
Kellogg Co. 3.68% 10/12/01	5,000,000	4,995,875
Nordea North America, Inc. yankee 3.65% 10/5/01	2,500,000	2,499,078
PHH Corp.:
3.62% 12/3/01	4,000,000	3,981,100
3.75% 11/16/01	4,000,000	3,985,893
Qwest Capital Funding, Inc.:
3.82% 10/15/01	3,000,000	2,996,920
3.87% 10/1/01	1,000,000	1,000,000
4.35% 12/4/01	1,000,000	995,289
Commercial Paper - continued
	Principal Amount	Value (Note 1)
Sears Roebuck Acceptance Corp.:
3.55% 12/21/01	$ 3,000,000	$ 2,981,775
3.7% 10/24/01	5,000,000	4,990,896
3.75% 12/5/01	3,000,000	2,986,187
3.8% 11/29/01	1,000,000	995,477
Sprint Capital Corp.:
3.82% 10/25/01	2,000,000	1,996,200
3.95% 11/9/01	1,000,000	996,967
TXU Corp.:
3.64% 12/5/01	4,000,000	3,982,305
3.77% 10/23/01	3,000,000	2,995,288
3.88% 11/16/01	2,000,000	1,993,074
TOTAL COMMERCIAL PAPER (Cost $61,761,688)		61,832,334
Cash Equivalents - 9.3%
	Maturity Amount
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 3.4%, dated 9/28/01 due 10/1/01	$ 68,052,262	68,033,000
(U.S. Treasury Obligations), in a joint trading account at 2.5%, dated 9/28/01 due 10/1/01	6,455,345	6,454,000
TOTAL CASH EQUIVALENTS (Cost $74,487,000)		74,487,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $789,807,928)		790,261,563
NET OTHER ASSETS - 1.1%		8,870,747
NET ASSETS - 100%		$ 799,132,310
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,827,080 or 3.5% of net assets.

(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	72.2%	AAA, AA, A	72.3%
Baa	10.5%	BBB	7.2%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.1%.

Purchases and sales of securities, other than short-term securities, aggregated $701,281,551 and $188,607,675, respectively, of which long-term U.S. government and government agency obligations aggregated $164,261,698 and $137,405,763, respectively.

Income Tax Information

At September 30, 2001, the aggregate cost of investment securities for income tax purposes was $789,798,832. Net unrealized appreciation aggregated $462,731, of which $1,515,831 related to appreciated investment securities and $1,053,100 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2001
Assets
Investment in securities, at value (including repurchase agreements of $74,487,000) (cost $789,807,928) - See accompanying schedule		$ 790,261,563
Commitment to sell securities on a delayed delivery basis	$ (51,078,125)
Receivable for securities sold on a delayed delivery basis	50,890,625	(187,500)
Receivable for investments sold, regular delivery		40,251,134
Cash		36,841
Interest receivable		3,122,645
Total assets		833,484,683
Liabilities
Payable for investments purchased	31,587,058
Distributions payable	2,747,665
Other payables and accrued expenses	17,650
Total liabilities		34,352,373
Net Assets		$ 799,132,310
Net Assets consist of:
Paid in capital		$ 799,000,010
Distributions in excess of net investment income		(73,807)
Accumulated undistributed net realized gain (loss) on investments		(60,028)
Net unrealized appreciation (depreciation) on investments		266,135
Net Assets, for 79,900,001 shares outstanding		$ 799,132,310
Net Asset Value, offering price and redemption price per share ($799,132,310 ÷ 79,900,001 shares)		$10.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	July 16, 2001 (commencement of operations) to September 30, 2001
Investment Income Interest		$ 4,519,025
Expenses
Non-interested trustees' compensation	$ 152
Custodian fees and expenses	3,527
Audit	14,123
Miscellaneous	192
Total expenses		17,994
Net investment income		4,501,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(185,681)
Change in net unrealized appreciation (depreciation) on:
Investment securities	453,635
Delayed delivery commitments	(187,500)	266,135
Net gain (loss)		80,454
Net increase (decrease) in net assets resulting from operations		$ 4,581,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

July 16, 2001 (commencement of operations) to September 30, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 4,501,031
Net realized gain (loss)	(185,681)
Change in net unrealized appreciation (depreciation)	266,135
Net increase (decrease) in net assets resulting from operations	4,581,485
Distributions to shareholders from net investment income	(4,449,185)
Share transactions Net proceeds from sales of shares	799,010,010
Cost of shares redeemed	(10,000)
Net increase (decrease) in net assets resulting from share transactions	799,000,010
Total increase (decrease) in net assets	799,132,310
Net Assets
Beginning of period	-
End of period (including (over) distribution of net investment income of $(73,807))	$ 799,132,310
Other Information Shares
Sold	79,901,001
Redeemed	(1,000)
Net increase (decrease)	79,900,001

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

September 30, 2001 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.000
Income from Investment Operations Net investment income C	.090
Net realized and unrealized gain (loss)	.000
Total from investment operations	.090
Less Distributions
From net investment income	(.090)
Total distributions	(.090)
Net asset value, end of period	$ 10.000
Total Return B	0.90%
Ratios to Average Net Assets
Expenses before expense reductions	.02% A
Expenses net of voluntary waivers, if any	.02% A
Expenses net of all reductions	.02% A
Net investment income	4.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 799,132
Portfolio turnover rate	282% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D For the period July 16, 2001 (commencement of operations) to September 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2001

1. Significant Accounting Policies.

Fidelity® Ultra-Short Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information, if any, regarding income taxes under the caption "Income Tax Information."

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Income. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by Fidelity Investments Money Management, Inc. (FIMM), are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FIMM, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FIMM, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and a percentage of the average net assets invested by the investing funds in the fund.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC does not receive any fees for its transfer agency services. Fidelity Service Company, Inc., also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FIMM pays the fees associated with the fund's accounting functions.

5. Other Information.

At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Ultra-Short Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Ultra-Short Central Fund, (the Fund), a fund of Fidelity Garrison Street Trust, including the portfolio of investments, as of September 30, 2001, and the related statements of operations, changes in net assets, and financial highlights for the period July 16, 2001 (commencement of operations) to September 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Ultra-Short Central Fund as of September 30, 2001, and the results of its operations, the changes in its net assets, and its financial highlights for the period July 16, 2001 (commencement of operations) to September 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 5, 2001

Annual Report